Information About the Company	6 Months Ended
Jun. 30, 2019
Information About Company
Information About the Company

Information about the company

Biofrontera AG (www.biofrontera.com), registered in the commercial register of the Cologne District Court, Division B under No. 49717, and its wholly owned subsidiaries Biofrontera Bioscience GmbH, Biofrontera Pharma GmbH, Biofrontera Development GmbH, and Biofrontera Neuroscience GmbH, all headquartered at Hemmelrather Weg 201, 51377 Leverkusen, Germany, and Biofrontera Inc. based in Woburn, Massachussetts, USA, with its subsidiaries Biofrontera Newderm LLC based in Woburn, Massachussetts, USA and Cutanea Life Sciences, Inc. together with its subsidiaries Dermarc LLC and Dermapex LLC, all based in Wayne, Pennsylvania, USA, research, develop and market dermatological products.